Taxes	6 Months Ended
Sep. 30, 2023
Taxes [Abstract]
TAXES

NOTE 13 – TAXES

(a)	Corporate Income Taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Japan

The Company and its subsidiary in Japan are mainly subject to Japanese national and local income taxes, inhabitant tax, and enterprise tax, which, in the aggregate, represent a statutory income tax rate of approximately 30.6% and 34.0% for the six months ended September 30, 2023 and 2022, respectively.

Hong Kong

TLS is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000 for the six months ended September 30, 2023 and 2022.

PRC

Qingzhiliangpin is incorporated in the PRC and is subject to the PRC Enterprise Income Tax. Under the Enterprise Income Tax Law of PRC, domestic enterprises and Foreign Investment Enterprises are subject to a unified 25% enterprise income tax rate. Qingzhiliangpin is recognized as small low-profit enterprises. According to the relevant PRC tax policies, once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the portion of its taxable income not more than RMB1 million is subject to a reduced effective rate of 2.5% and the portion between RMB1 million and RMB3 million is subject to a reduced effective rate of 5% for the period from January 1, 2021 to December 31, 2022. During the period from January 1, 2023 to December 31, 2027, the taxable income not more than RMB3 million is subject to a reduced effective rate of 5%.

Malaysia

Reiwatakiya is incorporated in Malaysia, and is governed by the income tax laws of Malaysia. The income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations, and practices. Under the Income Tax Act of Malaysia, enterprises incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.

The income before tax were as follows:

	For the Six Months Ended September 30,
	2023	2022
Japan	$(424,749)	$(98,047)
Hong Kong	1,968,464	464,816
PRC	59,938	172,876
Malaysia	(5,733)	-
Income before tax	$1,597,920	$539,645

The components of the income tax provision (benefit) were as follows:

	For the Six Months Ended September 30,
	2023	2022
Current tax provision
Japan	$1,096,800	$192,271
Hong Kong	-	-
PRC	7,388	49,470
Malaysia	-	-
	1,104,188	241,741
Deferred tax benefit
Japan	$(1,460,667)	$(29,689)
Hong Kong	-	-
PRC	-	-
Malaysia	44	-
	(1,460,623)	(29,689)
Income tax provision (benefit)	$(356,435)	$212,052

The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the six months ended September 30, 2023 and 2022:

	For the Six Months Ended September 30,
	2023	2022

Japanese statutory income tax rate	30.6%	34.0%
Non-deductible expenses	3.1%	16.4%
Non-taxable income	(10.7)%	(3.4)%
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan	(19.4)%	(6.3)%
Change in valuation allowance	(24.5)%	(2.7)%
Effect of additional consumption tax charge from tax examination (1)	12.4%	-
Prior year income tax true-up	(15.3)%	-
Others	1.5%	1.3%
Effective tax rate	(22.3)%	39.3%

(1)	This pertains to the tax effect resulted from the consumption tax examination (See note (c) - tax payable).

The Company’s deferred tax liabilities, net comprised of the following:

	September 30, 2023	March 31, 2023
Deferred tax assets:
Allowance for credit losses	$1,209,854	$1,434,120
Accrued member rewards	23,473	39,019
Accrued employee bonus	22,210	46,564
Accrued asset retirement obligation	103,266	123,626
Accrued employee retirement pension	56,707	59,358
Investment loss from equity method investment	-	40,300
Net operating loss carry-forwards	1,107,661	3,187,904
Total deferred tax assets	2,523,171	4,930,891
Valuation allowance	(199,350)	(597,777)
Total deferred tax assets	2,323,821	4,333,114
Deferred tax liabilities:
Change in fair value of purchase option	(6,192)	(7,552)
Accrued interest income on consumption tax receivable	-	(19,894)
Compensation receivable for consumption tax	(4,901,483)	(8,756,745)
Total deferred tax liabilities	(4,907,675)	(8,784,191)
Deferred tax liabilities, net	$(2,583,854)	$(4,451,077)

The Company’s movement of the valuation allowance were as follows:

	September 30, 2023	March 31, 2023
Beginning balance	$597,777	$386,436
Additions (reduction)	(335,671)	214,389
Disposal of a subsidiary	(58,887)	-
Foreign currency translation adjustments	(3,869)	(3,048)
Ending balance	$199,350	$597,777

As of September 30, 2023, the Company had net operating loss carried forward from the entities in Japan of $3,087,556. The carry forward loss of $2,908,440 and $179,116 will expire by the fiscal years ended March 31, 2029 and 2030, respectively, if not utilized.

As of September 30, 2023, the Company had net operating loss carried forward from the entities in Hong Kong of $983,345, which can be offset against future taxable profit indefinitely.

(b)	Consumption tax

In Japan, consumption tax collected and remitted to tax authorities is excluded from revenue, cost of sales, and expenses in the unaudited condensed consolidated statements of operations and comprehensive loss. Before October 1, 2019, the applicable consumption tax rate was 8%, and since October 1, 2019, the Company has been subject to the applicable consumption tax rate of 10%, with an 8% rate applicable to a limited number of exceptions based on the new Japanese tax law. For overseas sales, the Company is exempted from paying consumption tax. The Company can deduct all its qualified input consumption tax paid when purchasing from suppliers, against the output consumption tax derived from domestic sales. The Company is eligible for consumption tax refund from the tax authorities for excess input consumption tax, which is recorded as additional consumption tax payable due to tax examination in taxes payable on the balance sheets (See note (c) - tax payable).

(c)	Taxes payable

Taxes payable consisted of the following:

	September 30, 2023	March 31, 2023
Income tax payable	$1,501,243	$663,503
Additional consumption tax payable due to tax examination (1)	10,758,638	16,597,264
Consumption tax payable and others	23,472	959,036
Total taxes payable	$12,283,353	$18,219,803

(1)

Since January 2022, the Tokyo Regional Taxation Bureau had conducted a tax examination into the Company’s consumption tax filing for the period from July 2018 to December 2021, and the examination was completed in May 2023. As a result of the examination, the Company was required to return consumption tax refund amounted to approximately $28.3 million (approximately ¥3.8 billion) for export transactions that were determined not to meet the tax exemption requirements due to incomplete submission of relevant export documents. In addition, the additional tax for understatement and delinquent tax computed by the Company’s tax consultant was amounted to approximately $6.1 million (approximately ¥0.8 billion). Therefore, as of March 31, 2023, the Company recorded a net consumption tax payable amounted to approximately $16.6 million (approximately ¥2.2 billion), after the deduction of refundable consumption tax amounted to approximately $12.9 million (approximately ¥1.7 billion) that was withheld by the Tokyo Regional Taxation Bureau due to this examination, as well as refundable income tax that arose from the payments of additional consumption tax amounted to approximately $4.9 million (approximately ¥0.7 billion). During the six months ended September 30, 2023, the Company recorded additional consumption tax payable approximately $0.6 million (approximately ¥90.9 million) based on the final assessment by the Tokyo Regional Taxation Bureau. The Company made payments of the consumption tax payable by a monthly instalment of approximately $200,760 (¥30.0 million), and the amount also offset by the consumption tax receivable from the tax authorities for excess input consumption tax. The consumption tax payable was $10,758,638 as of September 30, 2023.